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         (Commonwealth Annuity and Life Insurance Company  letterhead)

                                            April 28, 2010
VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

RE: Commonwealth Annuity Separate Account A of Commonwealth Annuity and Life Insurance Company ("Registrant") (Registration Nos. 333-141019/811-22024) Post-Effective Amendment No. 4 under the Securities Act of 1933 and Amendment No. 12 under the Investment Company Act of 1940


Dear Sirs:

Pursuant to Rule 472 and Rule 485(b) under the Securities Act of 1933 ("1933 Act"), and General Instruction "C" on Form N-4, Registrant hereby electronically files the above-captioned amendment to its registration statement and proposes an effective date of April 30, 2010.

Changes Pursuant to Rule 485(b)(1)(vii).
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On February 22, 2010, Commonwealth Annuity and Life Insurance Company (the
"Company") filed a post-effective amendment on Form N-4 pursuant to Rule 485(a) on behalf the Registrant ("Registrant's Filing").

By letter to Mr. William J. Kotapish dated February 16, 2010 (the "Rule 485(b)(1)(vii) Request"), the Company requested approval pursuant to Rule 485(b)(1)(vii) to utilize Rule 485(b), in order to incorporate certain material changes in the Registrant's Filing into the registration statements of certain of the Company's other variable annuity separate accounts. Mr. Craig Ruckman provided Staff comments on the Registrant's Filing on April 7, 2010, to which the Company responded by letter dated April 13, 2010 (the "Response letter"). Mr. Ruckman subsequently notified the Company on April 20, 2010 that the Staff had no further comments on the Registrant's Filing , and that the Rule 485(b)(1)(vii) Request was approved. Changes in this filing conform to the changes outlined in the Registrant's filing and also reflect the Company's response to Staff comments, as applicable, as set forth in the Response letter.

Other Changes
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In this filing, the Company has updated corporate and underlying fund information, updated tax disclosures, corrected typographical errors and made other nonmaterial changes in wording to reflect "plain English" principles of drafting. In addition, the filing includes financial statements for the Registrant and the Company.

EXHIBITS. The following exhibits are included in this filing:

Exhibit 10    Consent of Independent Registered Public Accounting Firm.

Exhibit 13(f) Form of Amendment 1 dated April 30, 2010 to the Participation
              Agreement dated September 18, 2007 among Pioneer Variable Contracts Trust, Commonwealth Annuity

Preferred Plus                                                         1

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              And Life Insurance Company Pioneer Investment Management, Inc.
              and Pioneer Funds Distributor, Inc.

Pursuant to Rule 485(b), Registrant proposes that this post-effective amendment go effective on April 30, 2010. This Registration Statement does not contain any changes or disclosures that would render it ineligible to become effective pursuant to Rule 485(b). Registrant certifies that it meets the requirements of Rule 485(b) for effectiveness of this Registration Statement.

If you have any questions on this filing, please contact the undersigned at
(508) 460-2408.

                                       Sincerely,

                                        /s/ Scott D. Silverman

                                       Scott D. Silverman
                                       Senior Vice President, General Counsel
                                       and Secretary

Preferred Plus                                                         2